Accounts Receivable, Net (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Net accounts receivables
Accounts receivable - billed	$ 509,371	$ 529,182
Accounts receivable - unbilled	72,048	62,246
Less-allowances	(15,566)	(11,428)
Accounts receivable, net	$ 565,853	$ 580,000